Consolidated Statement of Changes in Equity (Parenthetical) - $ / shares	1 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Jun. 30, 2026
Ordinary cash dividends paid, ordinary shares per share	$ 1.10	$ 0.90
Maximum percentage of dividends that may be paid from capital contribution reserves			50.00%
Own shares purchased and cancelled as part of the 2024 share repurchase program			63,776,550
Minimum percentage of the total capital reduction amount exceeding the nominal value by which captal contribution reserves are reduced upon cancellation of the shares			50.00%